Label	Element	Value
(Allspring Special Global Small Cap Fund - Classes A, C, Administrator & Institutional) | Allspring Special Global Small Cap Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2027
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Assuming you sold your shares, you would pay:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Assuming you held your shares, you would pay:
(Allspring Special Global Small Cap Fund - Classes A, C, Administrator & Institutional) | Allspring Special Global Small Cap Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.60%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.55%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.42%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 711
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,024
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,360
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,304
(Allspring Special Global Small Cap Fund - Classes A, C, Administrator & Institutional) | Allspring Special Global Small Cap Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.60%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.30%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	2.17%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 320
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	706
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,218
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,626
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,218
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,626
(Allspring Special Global Small Cap Fund - Classes A, C, Administrator & Institutional) | Allspring Special Global Small Cap Fund | Administrator Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.48%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.35%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	455
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	796
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,757
(Allspring Special Global Small Cap Fund - Classes A, C, Administrator & Institutional) | Allspring Special Global Small Cap Fund | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.10%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	663
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,477

[1]	The Manager has contractually committed through February 28, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.42% for Class A, 2.17% for Class C, 1.35% for Administrator Class and 1.10% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.